Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (19,729,562)	$ (16,214,826)
Net loss	(3,514,736)	(3,637,368)
Cash	1,865,110	$ 17,530
Working capital deficit	$ 1,840,794